Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Assets Acquired Assumed

The following table summarizes the estimated fair values of the assets acquired assumed at the date of acquisition based on third-party asset valuations:

US$
Property and equipment	60
Software	480
Goodwill	160

Total assets acquired	700